UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21759

Name of Fund: BlackRock Long-Horizon Equity Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Long-Horizon

Equity Fund, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2014

Date of reporting period: 04/30/2014

Item 1 – Report to Stockholders

APRIL 30, 2014

SEMI-ANNUAL REPORT (UNAUDITED)

BlackRock Long-Horizon Equity Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

2	BLACKROCK LONG-HORIZON EQUITY FUND	APRIL 30, 2014

Shareholder Letter

Dear Shareholder,

Markets have remained highly attuned to potential changes in U.S. monetary policy over the past year. This was markedly evident one year ago in May of 2013 when then-Federal Reserve Chairman Bernanke first mentioned the possibility of reducing (or “tapering”) the central bank’s asset purchase programs — comments that were widely misinterpreted as signaling an end to the Fed’s zero-interest-rate policy. U.S. Treasury yields rose sharply following his comments, triggering a steep sell-off across fixed income markets. (Bond prices move in the opposite direction of yields.) Global equities also suffered as investors feared the implications of a potential end to a program that had greatly supported stocks. Emerging markets, which are more sensitive to changes in global liquidity, were especially hurt by the prospect of ebbing cash flows from the United States. Markets broadly rebounded in late June, however, when the Fed’s tone turned more dovish. At the same time, improving economic indicators and better corporate earnings helped extend gains through most of the summer.

Although the tone of economic and financial news was mixed last autumn, it was a surprisingly positive period for most asset classes. Early on, the Fed defied market expectations with its decision to delay tapering, but higher volatility returned in late September 2013 when the U.S. Treasury Department warned that the national debt would soon breach its statutory maximum. The ensuing political brinksmanship led to a partial government shutdown, roiling global financial markets through the first half of October. Equities and other so-called “risk assets” managed to resume their rally when politicians finally engineered a compromise to reopen the government and extend the debt ceiling.

The remainder of 2013 was a generally positive period for stock markets in the developed world, although investors continued to grapple with uncertainty about when and how much the Fed would scale back on stimulus. When the Fed ultimately announced its tapering plans in mid-December, markets reacted positively, as this action signaled the Fed’s perception of real improvement in the economy, and investors were finally released from the anxiety that had gripped them for quite some time.

The start of the new year brought a stark change in sentiment. Heightened volatility in emerging markets — driven by reduced global liquidity, severe currency weakness, high levels of debt and uneven growth – combined with mixed U.S. economic data caused global equities to weaken in January while bond markets found renewed strength from investors seeking relatively safer assets. Although these headwinds persisted, equities were back on the rise in February as investors were encouraged by a one-year extension of the U.S. debt ceiling and market-friendly comments from new Fed Chair Janet Yellen. While U.S. economic data had softened, investors were assuaged by increasing evidence that this was a temporary trend resulting from harsher-than-usual winter weather.

In the final months of the period, signs of decelerating growth in China and geopolitical tensions in Russia and Ukraine made for a bumpy ride, but markets continued their climb as investors focused on improving U.S. economic data, stronger corporate earnings and a still-dovish central bank. Within developed markets, investors shifted from growth to value stocks as the strong performance of growth stocks in 2013 had pushed valuations higher in many of these sectors. Emerging markets also benefited from this broad rotation into cheaper valuations and were further supported by an improving growth outlook for a number of developing countries.

Even though investors were gearing up for a modest shift toward tighter monetary policy from the Fed, equity markets in the developed world posted solid gains for the six- and 12-month periods ended April 30. Emerging markets, however, experienced increased volatility amid heightened risks for the asset class. Interest rate uncertainty posed a headwind for fixed income assets, and higher-quality sectors of the market performed poorly over the reporting period. Conversely, high yield bonds benefited from income-oriented investors’ search for yield in the overall low-rate environment. Short-term interest rates remained near zero, keeping yields on money market securities close to historic lows.

At BlackRock, we believe investors need to think globally, extend their scope across a broad array of asset classes and be prepared to move freely as market conditions change over time. We encourage you to talk with your financial advisor and visit www.blackrock.com for further insight about investing in today’s world.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

  In a modest global growth environment, expectations around monetary policy changes continued to be a key theme in financial market performance.

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of April 30, 2014
	6-month	12-month
U.S. large cap equities (S&P 500® Index)	8.36%	20.44%
U.S. small cap equities (Russell 2000® Index)	3.08	20.50
International equities (MSCI Europe, Australasia, Far East Index)	4.44	13.35
Emerging market equities (MSCI Emerging Markets Index)	(2.98)	(1.84)
3-month Treasury bills (BofA Merrill Lynch 3-Month U.S. Treasury Bill Index)	0.03	0.06
U.S. Treasury securities (BofA Merrill Lynch 10-Year U.S. Treasury Index)	0.88	(5.25)
U.S. investment-grade bonds (Barclays U.S. Aggregate Bond Index)	1.74	(0.26)
Tax-exempt municipal bonds (S&P Municipal Bond Index)	4.24	0.46
U.S. high yield bonds (Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	4.72	6.28
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Fund Summary as of April 30, 2014

Investment Objective

BlackRock Long-Horizon Equity Fund’s (the “Fund”) investment objective is to provide high total investment return.

Portfolio Management Commentary

How did the Fund perform?

•	For the six-month period ended April 30, 2014, the Fund outperformed its benchmark, the Morgan Stanley Capital International (“MSCI”) All Country World Index (“ACWI”).

What factors influenced performance?

•

The Fund’s outperformance was driven by an overweight to the consumer staples sector, where Imperial Tobacco Group PLC was the most notable contributor. The Fund’s positioning within health care also had a positive impact, with particularly strong results from Allergan, Inc.

•	Relative to the benchmark index, the Fund’s lack of exposure to the strong-performing energy and utilities sectors detracted from performance.

Describe recent portfolio activity.

•

During the six-month period, the Fund exited positions in British Sky Broadcasting Group PLC (consumer discretionary) and Want Want Holdings Ltd. (consumer staples) and initiated positions in Cerner Corp., Allergan, Inc. and Novo Nordisk (health care).

Describe portfolio positioning at period end.

•

As of period end, the Fund’s largest industries were tobacco, media, textiles, apparel & luxury goods and pharmaceuticals. The Fund was invested in companies that generate recurring cash flows and tend to have the pricing power necessary to sustainably grow earnings over the medium and long term.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Portfolio Information

Ten Largest Holdings	Percent of Long-Term Investments

Imperial Tobacco Group PLC	6%
Nestlé SA, Registered Shares	6
AutoZone, Inc.	5
DIRECTV	5
Newell Rubbermaid, Inc.	5
Roche Holding AG.	5
British American Tobacco PLC	4
Anheuser-Busch InBev NV	4
Philip Morris International, Inc.	4
Microsoft Corp	4

Geographic Allocation[1]	Percent of Long-Term Investments

United States	56%
Switzerland	18
United Kingdom	11
Belgium	4
India	3
Sweden	3
Finland	2
Denmark	2
Argentina	1

[1]	Includes a less than 1% holding in each of the following countries: Hong Kong, Taiwan, China and Vietnam.

4	BLACKROCK LONG-HORIZON EQUITY FUND	APRIL 30, 2014

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charges, if any, transaction costs and other operating expenses, including advisory fees. Institutional Shares do not have a sales charge.

[2]

The Fund will, under normal circumstances, invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities. The Fund’s total returns prior to October 15, 2012 are the returns of the Fund when it followed a different investment objective and different investment strategies under the name BlackRock Global Dynamic Equity Fund.

[3]	This unmanaged index is a free float-adjusted, market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.

[4]	Commencement of operations.

Performance Summary for the Period Ended April 30, 2014

		Average Annual Total Returns[5]
		1 Year		5 Years		Since Inception[6]
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	7.07%	13.83%	N/A	14.98%	N/A	8.09%	N/A
Investor A	6.94	13.47	7.51%	14.67	13.44%	7.80	7.11%
Investor B	6.45	12.45	7.95	13.70	13.46	6.98	6.98
Investor C	6.51	12.56	11.56	13.79	13.79	6.98	6.98
Class R	6.64	12.92	N/A	14.18	N/A	7.40	N/A
MSCI ACWI	5.28	14.40	N/A	15.42	N/A	6.26	N/A

[5]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 6 for a detailed description of share classes, including any related sales charges and fees.

[6]	The Fund commenced operations on November 4, 2005.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

BLACKROCK LONG-HORIZON EQUITY FUND	APRIL 30, 2014	5

About Fund Performance

Institutional Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors.

Investor A Shares are subject to a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase.

Investor B Shares are subject to a maximum CDSC of 4.50%, declining to 0% after six years. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares automatically convert to Investor A Shares after approximately eight years. (There is no initial sales charge for automatic sales conversions.) All returns for periods greater than eight years reflect this conversion. These shares are only available through exchanges and dividend reinvestments by existing shareholders and for purchase by certain employer-sponsored retirement plans.

Investor C Shares are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year.

Class R Shares are not subject to any sales charge or deferred sales charge. These shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. These shares are available only to certain employer-sponsored retirement plans. Prior to March 1, 2007, Class R Shares performance results are those of the Institutional Shares (which have no distribution or service fees) restated to reflect Class R Shares fees.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the performance tables on the previous page assume reinvestment of all dividends and distributions, if any, at net asset value (“NAV”) on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (the “Manager”), the Fund’s investment advisor, waived a portion of the Fund’s expenses. Without such waiver, the Fund’s performance would have been lower. The Manager is under no obligation to waive or reimburse or to continue waiving its fees after the applicable termination date. See Note 4 of the Notes to Financial Statements for additional information on waivers and/or reimbursements.

6	BLACKROCK LONG-HORIZON EQUITY FUND	APRIL 30, 2014

Disclosure of Expenses

Shareholders of the Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other Fund expenses. The expense example shown below (which is based on a hypothetical investment of $1,000 invested on May 1, 2013 and held through April 30, 2014) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense example provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”

The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Expense Example

	Actual			Hypothetical[2]
	Beginning Account Value November 1, 2013	Ending Account Value April 30, 2014	Expenses Paid During the Period[1]	Beginning Account Value November 1, 2013	Ending Account Value April 30, 2014	Expenses Paid During the Period[1]	Annualized Expense Ratio
Institutional	$1,000.00	$1,070.70	$4.88	$1,000.00	$1,020.08	$4.76	0.95%
Investor A	$1,000.00	$1,069.40	$6.31	$1,000.00	$1,018.70	$6.16	1.23%
Investor B	$1,000.00	$1,004.50	$11.01	$1,000.00	$1,014.13	$10.74	2.15%
Investor C	$1,000.00	$1,065.10	$10.19	$1,000.00	$1,014.93	$9.94	1.99%
Class R	$1,000.00	$1,066.40	$8.71	$1,000.00	$1,016.36	$8.50	1.70%

[1]

For each class of the Fund, expenses are equal to the annualized net expense ratio for the class multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

[2]	Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 365.

BLACKROCK LONG-HORIZON EQUITY FUND	APRIL 30, 2014	7

Schedule of Investments April 30, 2014 (Unaudited)	(Percentages shown are based on Net Assets)

Common Stocks		Shares	Value
Argentina — 0.9%
MercadoLibre, Inc. (a)		59,403	$5,540,518
Belgium — 4.2%
Anheuser-Busch InBev NV		241,976	26,374,377
Denmark — 1.9%
Novo Nordisk A/S, Class B		259,945	11,797,859
Finland — 2.2%
Kone OYJ, Class B		324,630	13,915,404
Hong Kong — 0.0%
Chaoda Modern Agriculture Holdings Ltd. (a)(b)		3,106,585	248,527
FU JI Food and Catering Services Holdings Ltd. (b)		129,157	20,070

			268,597
India — 3.1%
HDFC Bank Ltd.		1,569,131	19,690,075
Sweden — 3.0%
Assa Abloy AB, Class B		352,169	18,691,218
Switzerland — 17.7%
Cie Financiere Richemont SA, Registered Shares		228,653	23,263,157
Nestle SA, Registered Shares		450,498	34,816,407
Roche Holding AG		105,130	30,839,474
The Swatch Group AG, Bearer Shares		33,926	21,815,774

			110,734,812
Taiwan — 0.0%
Chunghwa Telecom Co. Ltd.		1	3
United Kingdom — 10.2%
British American Tobacco PLC		456,792	26,377,420
Delta Topco Ltd.		1,559,597	1,052,728
Imperial Tobacco Group PLC		841,776	36,376,822

			63,806,970
United States — 56.0%
Allergan, Inc.		80,846	13,407,501
AMETEK, Inc.		270,658	14,269,090
AutoZone, Inc. (a)(b)		62,043	33,124,137
Cerner Corp. (b)		293,157	15,038,954
Citigroup, Inc.		275,159	13,182,868
Coach, Inc.		506,529	22,616,520
Cognizant Technology Solutions Corp., Class A (b)		392,154	18,786,137
Comcast Corp., Class A		405,364	20,981,641
DIRECTV (a)(b)		401,289	31,140,026
Discovery Communications, Inc., Class A (b)		276,663	20,998,722
JPMorgan Chase & Co.		264,748	14,820,593
McDonald’s Corp.		142,680	14,464,898
Microsoft Corp.		577,038	23,312,335
Newell Rubbermaid, Inc.		1,033,541	31,119,920
Pfizer, Inc.		457,471	14,309,693
Philip Morris International, Inc.		291,386	24,893,106
Praxair, Inc.		108,233	14,129,818
Veeco Instruments, Inc. (a)(b)		297,726	11,006,930

			351,602,889
Total Common Stocks — 99.2%			622,422,722
Corporate Bonds	Par (000)		Value
China — 0.0%
China Milk Products Group Ltd., 0.00%, 1/15/2012 (b)(c)(d)	USD	1,000	$10,000
Hong Kong — 0.0%
FU JI Food and Catering Services Holdings Ltd., 0.00%, 10/18/2010 (b)(c)(d)(e)	CNY	10,800	—
United Kingdom — 0.2%
Delta Topco Ltd., 10.00%, 11/24/60 (e)(f)	USD	1,308	1,310,119
Total Corporate Bonds — 0.2%			1,320,119

Investment Companies	Shares
Vietnam — 0.0%
Vinaland Ltd. (b)		2,372	1,311
Total Long-Term Investments (Cost — $496,299,818) — 99.4%			623,744,152

Short-Term Securities		Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.18% (g)(h)(i)	USD	17,758,289	$17,758,289
Total Short-Term Securities (Cost — $17,758,289) — 2.9%			17,758,289
Total Investments (Cost — $514,058,107) — 102.3%			641,502,441
Liabilities in Excess of Other Assets — (2.3)%			(14,150,072)

Net Assets — 100.0%			$627,352,369

Portfolio Abbreviations

CNY	Chinese Yuan Renminbi
USD	U.S. Dollar

See Notes to Financial Statements.

8	BLACKROCK LONG-HORIZON EQUITY FUND	APRIL 30, 2014

Schedule of Investments (continued)

Notes to Schedule of Investments

(a)	Security, or a portion of security, is on loan.

(b)	Non-income producing security.

(c)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.

(d)	Zero-coupon bond.

(e)	Convertible security.

(f)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.

(g)	Investments in issuers considered to be an affiliate of the Fund during the period ended April 30, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at October 31, 2013	Net Activity	Shares/Beneficial Interest Held at April 30, 2014	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	4,318,314	(4,318,314)	—	$857
BlackRock Liquidity Series, LLC, Money Market Series	15,441,542	2,316,747	17,758,289	$26,401

(h)	Represents the current yield as of report date.

(i)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to Note 2 of the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of April 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long Term Investments:
Common Stocks:
Argentina	$5,540,518	—	—	$5,540,518
Belgium	—	$26,374,377	—	26,374,377
Denmark	—	11,797,859	—	11,797,859
Finland	—	13,915,404	—	13,915,404
Hong Kong	—	268,597	—	268,597
India	—	19,690,075	—	19,690,075
Sweden	—	18,691,218	—	18,691,218
Switzerland	—	110,734,812	—	110,734,812
Taiwan	—	3	—	3
United Kingdom	—	62,754,242	$1,052,728	63,806,970
United States	351,602,889	—	—	351,602,889
Corporate Bonds	—	—	1,320,119	1,320,119
Investment Companies	1,311	—	—	1,311
Short-Term Securities	—	17,758,289	—	17,758,289

Total	$357,144,718	$281,984,876	$2,372,847	$641,502,441

See Notes to Financial Statements.

BLACKROCK LONG-HORIZON EQUITY FUND	APRIL 30, 2014	9

Schedule of Investments (concluded)

The carrying amount for certain of the Fund’s assets and/or liabilities approximates fair value for financial statement purposes. As of April 30, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$472	—	—	$472
Liabilities:
Bank overdraft	—	$(524,635)	—	(524,635)
Collateral on securities loaned at value	—	(17,758,289)	—	(17,758,289)

Total	$472	$(18,282,924)	—	$(18,282,452)

There were no transfers between levels during the six months ended April 30, 2014.

See Notes to Financial Statements.

10	BLACKROCK LONG-HORIZON EQUITY FUND	APRIL 30, 2014

Statement of Assets and Liabilities

April 30, 2014 (Unaudited)

Assets
Investments at value — unaffiliated (including securities loaned at value of $17,305,314) (cost — $496,299,818)	$623,744,152
Investments at value — affiliated (cost — $17,758,289)	17,758,289
Investments sold receivable	3,786,699
Dividends receivable	1,889,496
Capital shares sold receivable	81,830
Interest receivable	43,199
Securities lending income receivable — affiliated	7,198
Foreign currency at value (cost — $464)	472
Prepaid expenses	46,917

Total assets	647,358,252

Liabilities
Collateral on securities loaned at value	17,758,289
Capital shares redeemed payable	817,197
Investment advisory fees payable	410,090
Service and distribution fees payable	185,162
Bank overdraft	524,635
Officer’s and Trustees’ fees payable	5,301
Other affiliates payable	1,696
Other accrued expenses payable	303,513

Total liabilities	20,005,883

Net Assets	$627,352,369

Net Assets Consist of
Paid-in capital	$483,493,469
Undistributed net investment income	3,162,164
Accumulated net realized gain	13,191,674
Net unrealized appreciation/depreciation	127,505,062

Net Assets	$627,352,369

Net Asset Value
Institutional — Based on net assets of $132,818,515 and 8,885,941 shares outstanding, unlimited shares authorized, $0.10 par value	$14.95

Investor A — Based on net assets of $355,138,055 and 23,783,878 shares outstanding, unlimited shares authorized, $0.10 par value	$14.93

Investor B — Based on net assets of $3,647,285 and 241,040 shares outstanding, unlimited shares authorized, $0.10 par value	$15.13

Investor C — Based on net assets of $131,563,170 and 8,828,716 shares outstanding, unlimited shares authorized, $0.10 par value	$14.90

Class R — Based on net assets of $4,185,344 and 280,088 shares outstanding, unlimited shares authorized, $0.10 par value	$14.94

See Notes to Financial Statements.

BLACKROCK LONG-HORIZON EQUITY FUND	APRIL 30, 2014	11

Statement of Operations

Six Months Ended April 30, 2014 (Unaudited)

Investment Income
Dividends — unaffiliated	$8,402,040
Interest	76,088
Securities lending — affiliated — net	26,401
Dividends — affiliated	857
Foreign taxes withheld	(476,243)

Total income	8,029,143

Expenses
Investment advisory	2,488,420
Service — Investor A	438,800
Service and distribution — Investor B	23,804
Service and distribution — Investor C	657,423
Service and distribution — Class R	11,562
Transfer agent — Institutional	43,085
Transfer agent — Investor A	166,138
Transfer agent — Investor B	6,223
Transfer agent — Investor C	73,022
Transfer agent — Class R	10,355
Accounting services	84,439
Professional	50,928
Registration	39,046
Custodian	33,050
Printing	18,123
Officer and Trustees	11,843
Miscellaneous	20,088

Total expenses	4,176,349
Less fees waived by Manager	(2,038)
Less transfer agent fees waived and/or reimbursed — class specific	(3,051)

Total expenses after fees waived and/or reimbursed	4,171,260

Net investment income	3,857,883

Realized and Unrealized Gain
Net realized gain from:
Investments	13,341,374
Foreign currency transactions	100,119

13,441,493

Net change in unrealized appreciation/depreciation on:
Investments	24,120,862
Foreign currency translations	20,580

24,141,442

Total realized and unrealized gain	37,582,935

Net Increase in Net Assets Resulting from Operations	$41,440,818

See Notes to Financial Statements.

12	BLACKROCK LONG-HORIZON EQUITY FUND	APRIL 30, 2014

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets:	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013 (Consolidated)

Operations
Net investment income	$3,857,883	$4,430,490
Net realized gain	13,441,493	14,931,161
Net change in unrealized appreciation/depreciation	24,141,442	107,245,630

Net increase in net assets resulting from operations	41,440,818	126,607,281

Dividends and Distributions to Shareholders From
Net investment income:
Institutional	(1,657,076)	(3,843,222)[1]
Investor A	(3,293,478)	(9,405,204)[1]
Investor B	—	(151,608)[1]
Investor C	(75,281)	(2,557,789)[1]
Class R	(12,578)	(154,591)[1]
Net realized gain:
Institutional	(2,983,805)	(2,998,677)[1]
Investor A	(8,032,408)	(7,940,477)[1]
Investor B	(75,966)	(196,010)[1]
Investor C	(3,059,226)	(2,995,459)[1]
Class R	(112,847)	(150,398)[1]

Decrease in net assets resulting from dividends and distributions to shareholders	(19,302,665)	(30,393,435)

Capital Share Transactions
Net decrease in net assets derived from capital share transactions	(25,461,670)	(106,846,431)

Net Assets
Total decrease in net assets	(3,323,517)	(10,632,585)
Beginning of period	630,675,886	641,308,471

End of period	$627,352,369	$630,675,886

Undistributed net investment income, end of period	$3,162,164	$4,342,694

[1]	Determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

BLACKROCK LONG-HORIZON EQUITY FUND	APRIL 30, 2014	13

Financial Highlights

	Institutional
	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31,
			2013 (Consolidated)	2012 (Consolidated)	2011 (Consolidated)		2010 (Consolidated)	2009 (Consolidated)

Per Share Operating Performance
Net asset value, beginning of period	$14.48		$12.43	$11.98	$11.93		$10.52	$8.98

Net investment income[1]	0.12		0.15	0.14	0.15		0.12	0.15
Net realized and unrealized gain	0.86		2.56	0.64	0.02	[2]	1.44 [2]	1.52 [2]

Net increase from investment operations	0.98		2.71	0.78	0.17		1.56	1.67

Dividends and distributions from:
Net investment income	(0.18)		(0.37)[3]	(0.33)[3]	(0.12)[3]		(0.15)[3]	(0.13)[3]
Net realized gain	(0.33)		(0.29)[3]	—	—		—	—

Total dividends and distributions	(0.51)		(0.66)	(0.33)	(0.12)		(0.15)	(0.13)

Net asset value, end of period	$14.95		$14.48	$12.43	$11.98		$11.93	$10.52

Total Investment Return[4]
Based on net asset value	7.07%	[5]	22.71%	6.93%	1.41%		14.92%	18.98%

Ratios to Average Net Assets
Total expenses	0.95%	[6]	0.98%	1.01%	1.00%		1.01%	1.07%

Total expenses after fees waived and/or reimbursed	0.95%	[6]	0.98%	1.00%	1.00%		1.01%	1.04%

Total expenses after fees waived and/or reimbursed, excluding reorganization expense and dividend expense	0.95%	[6]	0.98%	1.00%	1.00%	[7]	1.01%	1.02%

Net investment income	1.64%	[6]	1.12%	1.17%	1.19%		1.09%	1.62%

Supplemental Data
Net assets, end of period (000)	$132,819		$130,942	$138,976	$319,863		$293,944	$235,264

Portfolio turnover	6%		11%	112%	37%		32%	35%

[1]	Based on average shares outstanding.

[2]	Includes a redemption fee, which is less than $0.005 per share.

[3]	Determined in accordance with federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]	Annualized.

[7]	Excludes stock loan fees, which had no impact to the ratio.

See Notes to Financial Statements.

14	BLACKROCK LONG-HORIZON EQUITY FUND	APRIL 30, 2014

Financial Highlights (continued)

	Investor A
	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31,
			2013 (Consolidated)	2012 (Consolidated)	2011 (Consolidated)	2010 (Consolidated)	2009 (Consolidated)

Per Share Operating Performance
Net asset value, beginning of period	$14.43		$12.40	$11.95	$11.90	$10.50	$8.96

Net investment income[1]	0.10		0.11	0.12	0.11	0.09	0.12
Net realized and unrealized gain	0.87		2.55	0.63	0.03 [2]	1.43 [2]	1.52 [2]

Net increase from investment operations	0.97		2.66	0.75	0.14	1.52	1.64

Dividends and distributions from:
Net investment income	(0.14)		(0.34)[3]	(0.30)[3]	(0.09)[3]	(0.12)[3]	(0.10)[3]
Net realized gain	(0.33)		(0.29)[3]	—	—	—	—

Total dividends and distributions	(0.47)		(0.63)	(0.30)	(0.09)	(0.12)	(0.10)

Net asset value, end of period	$14.93		$14.43	$12.40	$11.95	$11.90	$10.50

Total Investment Return[4]
Based on net asset value	6.94%	[5]	22.32%	6.62%	1.14%	14.57%	18.58%

Ratios to Average Net Assets
Total expenses	1.23%	[6]	1.27%	1.28%	1.26%	1.28%	1.34%

Total expenses after fees waived and/or reimbursed	1.23%	[6]	1.27%	1.28%	1.26%	1.28%	1.30%

Total expenses after fees waived and/or reimbursed, excluding reorganization expenses and dividend expense	1.23%	[6]	1.27%	1.28% [7]	1.26%	1.27%	1.27%

Net investment income	1.35%	[6]	0.82%	1.04%	0.91%	0.82%	1.37%

Supplemental Data
Net assets, end of period (000)	$355,138		$354,562	$353,237	$381,311	$411,573	$400,668

Portfolio turnover	6%		11%	112%	37%	32%	35%

[1]	Based on average shares outstanding.

[2]	Includes a redemption fee, which is less than $0.005 per share.

[3]	Determined in accordance with federal income tax regulations.

[4]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]	Annualized.

[7]	Excludes stock loan fees, which had no impact to the ratio.

See Notes to Financial Statements.

BLACKROCK LONG-HORIZON EQUITY FUND	APRIL 30, 2014	15

Financial Highlights (continued)

	Investor B
	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31,
			2013 (Consolidated)	2012 (Consolidated)	2011 (Consolidated)		2010 (Consolidated)	2009 (Consolidated)

Per Share Operating Performance
Net asset value, beginning of period	$14.43		$12.39	$11.90	$11.86		$10.45	$8.88

Net investment income (loss)[1]	0.03		0.00 [2]	0.02	(0.06)		(0.00)[3]	0.05
Net realized and unrealized gain	0.89		2.55	0.64	0.10	[4]	1.43 [4]	1.52	[4]

Net increase from investment operations	0.92		2.55	0.66	0.04		1.43	1.57

Dividends and distributions from:
Net investment income	—		(0.22)[5]	(0.17)[5]	—		(0.02)[5]	—
Net realized gain	(0.22)		(0.29)[5]	—	—		—	—

Total dividends and distributions	(0.22)		(0.51)	(0.17)	—		(0.02)	—

Net asset value, end of period	$15.13		$14.43	$12.39	$11.90		$11.86	$10.45

Total Investment Return[6]
Based on net asset value	6.45%	[7]	21.26%	5.76%	0.34%		13.66%	17.68%

Ratios to Average Net Assets
Total expenses	2.15%	[8]	2.11%	2.12%	2.08%		2.11%	2.22%

Total expenses after fees waived and/or reimbursed	2.15%	[8]	2.11%	2.12%	2.08%		2.11%	2.08%

Total expenses after fees waived and/or reimbursed, excluding reorganization expenses and dividend expense	2.15%	[8]	2.11%	2.12%	2.08%	[9]	2.10%	2.06%

Net investment income (loss)	0.41%	[8]	0.01%	0.18%	(0.50)%		(0.01)%	0.51%

Supplemental Data
Net assets, end of period (000)	$3,647		$6,200	$8,868	$13,819		$18,321	$22,889

Portfolio turnover	6%		11%	112%	37%		32%	35%

[1]	Based on average shares outstanding.

[2]	Amount is less than $0.005 per share.

[3]	Amount is greater than $(0.005) per share.

[4]	Includes a redemption fee, which is less than $0.005 per share.

[5]	Determined in accordance with federal income tax regulations.

[6]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of dividends and distributions.

[7]	Aggregate total investment return.

[8]	Annualized.

[9]	Excludes stock loan fees, which had no impact to the ratio.

See Notes to Financial Statements.

16	BLACKROCK LONG-HORIZON EQUITY FUND	APRIL 30, 2014

Financial Highlights (continued)

	Investor C
	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31,
		2013 (Consolidated)	2012 (Consolidated)	2011 (Consolidated)		2010 (Consolidated)	2009 (Consolidated)

Per Share Operating Performance
Net asset value, beginning of period	$14.33	$12.32	$11.85	$11.81		$10.42	$8.87

Net investment income[1]	0.04	0.01	0.03	0.02		0.01	0.06
Net realized and unrealized gain	0.87	2.53	0.64	0.02	[2]	1.42 [2]	1.50 [2]

Net increase from investment operations	0.91	2.54	0.67	0.04		1.43	1.56

Dividends and distributions from:
Net investment income	(0.01)	(0.24)[3]	(0.20)[3]	—		(0.04)[3]	(0.01)[3]
Net realized gain	(0.33)	(0.29)[3]	—	—		—	—

Total dividends and distributions	(0.34)	(0.53)	(0.20)	—		(0.04)	(0.01)

Net asset value, end of period	$14.90	$14.33	$12.32	$11.85		$11.81	$10.42

Total Investment Return[4]
Based on net asset value	6.51%[5]	21.36%	5.85%	0.34%		13.75%	17.64%

Ratios to Average Net Assets
Total expenses	2.00%[6]	2.04%	2.05%	2.02%		2.04%	2.10%

Total expenses after fees waived and/or reimbursed	1.99%[6]	2.03%	2.05%	2.02%		2.04%	2.07%

Total expenses after fees waived and/or reimbursed, excluding reorganization expenses and dividend expense	1.99%[6]	2.03%	2.05%	2.02%	[7]	2.04%	2.05%

Net investment income	0.58%[6]	0.05%	0.26%	0.13%		0.06%	0.64%

Supplemental Data
Net assets, end of period (000)	$131,563	$134,124	$133,374	$165,823		$182,756	$187,335

Portfolio turnover	6%	11%	112%	37%		32%	35%

[1]	Based on average shares outstanding.

[2]	Includes a redemption fee, which is less than $0.005 per share.

[3]	Determined in accordance with federal income tax regulations.

[4]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]	Annualized.

[7]	Excludes stock loan fees, which had no impact to the ratio.

See Notes to Financial Statements.

BLACKROCK LONG-HORIZON EQUITY FUND	APRIL 30, 2014	17

Financial Highlights (concluded)

	Class R
	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31,
			2013 (Consolidated)	2012 (Consolidated)	2011 (Consolidated)		2010 (Consolidated)	2009 (Consolidated)

Per Share Operating Performance
Net asset value, beginning of period	$14.38		$12.36	$11.89	$11.85		$10.46	$8.92

Net investment income[1]	0.06		0.04	0.07	0.06		0.04	0.09
Net realized and unrealized gain	0.87		2.56	0.63	0.02	[2]	1.44 [2]	1.51 [2]

Net increase from investment operations	0.93		2.60	0.70	0.08		1.48	1.60

Dividends and distributions from:
Net investment income	(0.04)		(0.29)[3]	(0.23)[3]	(0.04)[3]		(0.09)[3]	(0.06)[3]
Net realized gain	(0.33)		(0.29)[3]	—	—		—	—

Total dividends and distributions	(0.37)		(0.58)	(0.23)	(0.04)		(0.09)	(0.06)

Net asset value, end of period	$14.94		$14.38	$12.36	$11.89		$11.85	$10.46

Total Investment Return[4]
Based on net asset value	6.64%	[5]	21.87%	6.17%	0.68%		14.20%	18.16%

Ratios to Average Net Assets
Total expenses	1.83%	[6]	1.86%	1.82%	1.77%		1.78%	1.93%

Total expenses after fees waived and/or reimbursed	1.70%	[6]	1.86%	1.69%	1.70%		1.70%	1.62%

Total expenses after fees waived and/or reimbursed, excluding reorganization expenses and dividend expense	1.70%	[6]	1.69%	1.69%	1.70%	[7]	1.69%	1.60%

Net investment income	0.86%	[6]	0.45%	0.62%	0.48%		0.40%	1.02%

Supplemental Data
Net assets, end of period (000)	$4,185		$4,848	$6,853	$6,895		$9,072	$8,570

Portfolio turnover	6%		11%	112%	37%		32%	35%

[1]	Based on average shares outstanding.

[2]	Includes a redemption fee, which is less than $0.005 per share.

[3]	Determined in accordance with federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]	Annualized.

[7]	Excludes stock loan fees, which had no impact to the ratio.

See Notes to Financial Statements.

18	BLACKROCK LONG-HORIZON EQUITY FUND	APRIL 30, 2014

Notes to Financial Statements (Unaudited)

1. Organization:

BlackRock Long-Horizon Equity Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Fund is organized as a Delaware statutory trust. The Fund offers multiple classes of shares. Institutional Shares are sold without a sales charge and only to certain eligible investors. Investor A Shares are generally sold with an initial sales charge, but may be subject to a CDSC for certain redemptions where no initial sales charge was paid at the time of purchase. Investor B and Investor C Shares may be subject to a CDSC. Class R Shares are sold without a sales charge and only to certain employer-sponsored retirement plans. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that Investor A, Investor B, Investor C and Class R Shares bear certain expenses related to the shareholder servicing of such shares, and Investor B, Investor C and Class R Shares also bear certain expenses related to the distribution of such shares. Investor B Shares automatically convert to Investor A Shares after approximately eight years. Investor B Shares are only available through exchanges and dividend reinvestment by existing shareholders and for purchase by certain employer-sponsored retirement plans. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor B shareholders may vote on material changes to the Investor A distribution and service plan).

The Fund, together with certain other registered investment companies advised by the Manager or its affiliates, is included in a complex of open-end funds referred to as the Equity-Bond Complex.

2. Significant Accounting Policies:

The Fund’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund:

Valuation: U.S. GAAP defines fair value as the price the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair values of its financial instruments at market value using independent dealers or pricing services under policies approved by the Board of Trustees of the Fund (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to provide oversight of the pricing function for the Fund for all financial instruments.

Equity investments traded on a recognized securities exchange or the NASDAQ Stock Market (“NASDAQ”) are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid (long positions) or ask (short positions) price.

The Fund values its bond investments on the basis of last available bid prices or current market quotations provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures. Investments in open-end registered investment companies are valued at NAV each business day. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value.

The Fund values its investments in BlackRock Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon its pro rata ownership in the underlying fund’s net assets. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940 Act, its investments will follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act. The Fund may withdraw up to 25% of its investment daily, although the manager of the Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of business on the New York Stock Exchange (“NYSE”). Foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of business on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

In the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the Global Valuation Committee, or its delegate, seeks to determine the price that the Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems

BLACKROCK LONG-HORIZON EQUITY FUND	APRIL 30, 2014	19

Notes to Financial Statements (continued)

relevant consistent with the principles of fair value measurement, which include the market approach, income approach and/or in the case of recent investments, the cost approach, as appropriate. The market approach, generally consists of using comparable market transactions. The income approach generally is used to discount future cash flows to present value and is adjusted for liquidity as appropriate. These factors include but are not limited to: (i) attributes specific to the investment or asset; (ii) the principal market for the investment or asset; (iii) the customary participants in the principal market for the investment or asset; (iv) data assumptions by market participants for the investment or asset, if reasonably available; (v) quoted prices for similar investments or assets in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates. Due to the inherent uncertainty of valuations of such investments, the fair values may differ from the values that would have been used had an active market existed. The Global Valuation Committee, or its delegate, employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Fund’s pricing vendors, regular reviews of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values and reviews of any market related activity. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof on a quarterly basis.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of business on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of business on the NYSE that may not be reflected in the computation of the Fund’s net assets. If events (e.g., a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such instruments, those instruments may be Fair Value Assets and valued at their fair value, as determined in good faith by the Global Valuation Committee, or its delegate, using a pricing service and/or policies approved by the Board. Each business day, the Fund uses a pricing service to assist with the valuation of certain foreign exchange-traded equity securities and foreign exchange-traded and over-the-counter options (the “Systematic Fair Value Price”). Using current market factors, the Systematic Fair Value Price is designed to value such foreign securities and foreign options at fair value as of the close of business on the NYSE, which follows the close of the local markets.

Foreign Currency: The Fund’s books and records are maintained in U.S. dollars. Purchases and sales of investment securities are recorded at the rates of exchange prevailing on the respective date of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the Fund’s investments denominated in that currency will lose value because that currency is worth fewer U.S. dollars; the opposite effect occurs if the U.S. dollar falls in relative value.

The Fund does not isolate the portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of investments held or sold for financial reporting purposes. Accordingly, the effects of changes in foreign currency exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for federal income tax purposes.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund is informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Dividends and Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend date. The character and timing of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Income Taxes: It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns remains open for each of the four years ended October 31, 2013. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Fund’s facts and circumstances and does not believe there are any uncertain tax positions that require recognition of a tax liability.

20	BLACKROCK LONG-HORIZON EQUITY FUND	APRIL 30, 2014

Notes to Financial Statements (continued)

Other: Expenses directly related to the Fund or its classes are charged to the Fund or class. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Fund and other shared expenses pro rated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods.

The Fund has an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statement of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

3. Securities and Other Investments:

Zero-Coupon Bonds: The Fund may invest in zero-coupon bonds, which are normally issued at a significant discount from face value and do not provide for periodic interest payments. Zero-coupon bonds may experience greater volatility in market value than similar maturity debt obligations which provide for regular interest payments.

Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by the Fund is required to have value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund on the next business day. During the term of the loan, the Fund earns dividend or interest income on the securities loaned but does not receive interest income on the securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The market value of securities on loan and the value of the related collateral are shown separately in the Statement of Assets and Liabilities as a component of investments at value, and collateral on securities loaned at value, respectively. As of April 30, 2014, any securities on loan were collateralized by cash. The cash collateral invested by the securities lending agent, BlackRock Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments.

Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following table is a summary of the Fund’s securities lending agreements by counterparty which are subject to offset under an MSLA as of April 30, 2014:

Counterparty	Securities Loaned at Value	Cash Collateral Received[1]	Net Amount
Credit Suisse Securities (USA) LLC	$8,074,248	$(8,074,248)	—
Merrill Lynch, Pierce, Fenner & Smith, Inc	746,160	(746,160)	—
UBS Securities LLC	8,484,906	(8,484,906)	—

Total	$17,305,314	$(17,305,314)	—

[1]

Collateral with value of $17,758,289 has been received in connection with securities lending agreements. Excess of collateral received from the individual counterparty is not shown for financial reporting purposes.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities lent. The Fund could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

4. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate, for 1940 Act purposes, of BlackRock.

The Fund entered into an Investment Advisory Agreement with the Manager, the Fund’s investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of the Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the

BLACKROCK LONG-HORIZON EQUITY FUND	APRIL 30, 2014	21

Notes to Financial Statements (continued)

Fund. For such services, the Fund pays the Manager a monthly fee based on a percentage of the Fund’s average daily net assets at the following annual rates:

Average Daily Net Assets	Investment Advisory Fee
First $1 Billion	0.80%
$1 Billion — $3 Billion	0.75%
$3 Billion — $5 Billion	0.72%
$5 Billion — $10 Billion	0.70%
Greater than $10 Billion	0.68%

The Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds. However, the Manager does not waive its investment advisory fees by the amount of investment advisory fees paid in connection with the Fund’s investment in other affiliated investment companies, if any. This amount is shown as fees waived by Manager in the Statement of Operations.

The Manager entered into a sub-advisory agreement with BlackRock International Limited (“BIL”), an affiliate of the Manager. The Manager pays BIL, for services it provides, a monthly fee that is a percentage of the investment advisory fees paid by the Fund to the Manager.

For the six months ended April 30, 2014, the Fund reimbursed the Manager $3,072 for certain accounting services, which is included in accounting services in the Statement of Operations.

The Fund entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares of the Fund as follows:

	Service Fee	Distribution Fee
Investor A	0.25%	—
Investor B	0.25%	0.75%
Investor C	0.25%	0.75%
Class R	0.25%	0.25%

Pursuant to sub-agreements with BRIL, broker-dealers and BRIL provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to Investor A, Investor B, Investor C and Class R shareholders.

The Manager maintains a call center, which is responsible for providing certain shareholder services to the Fund, such as responding to shareholder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of Fund shares. For the six months ended April 30, 2014, the Fund reimbursed the Manger the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statement of Operations:

Institutional	$380
Investor A	$2,896
Investor B	$123
Investor C	$1,017
Class R	$76

Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to sub-accounts they service. For these services, these entities receive an asset based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets.

The Manager contractually agreed to waive and/or reimburse fees or expenses, in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business. The current expense limitation as a percentage of average daily net assets are as follows: 1.15% for Institutional, 1.43% for Investor A, 2.29% for Investor B and Investor C and 1.70% for Class R. The Manager has agreed not to reduce or discontinue this contractual waiver or reimbursement prior to March 1, 2015 unless approved by the Board, including a majority of the independent Trustees. These amounts are shown as transfer agent fees waived and/or reimbursed — class specific in the Statement of Operations. For the six months ended April 30, 2014, the Fund waived and/or reimbursed the following amounts:

Investor B	$80
Class R	$2,971

For the six months ended April 30, 2014, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Fund’s Investor A Shares, which total $1,807.

For the six months ended April 30, 2014, affiliates received CDSCs as follows:

Investor B	$831
Investor C	$2,044

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The Fund is responsible for expenses in connection with the investment of cash collateral received for securities on loan

22	BLACKROCK LONG-HORIZON EQUITY FUND	APRIL 30, 2014

Notes to Financial Statements (continued)

(the “collateral investment expenses”). The cash collateral is invested in a private investment company managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the private investment company to an annual rate of 0.04%. The investment advisor to the private investment company will not charge any advisory fees with respect to shares purchased by the Fund.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. The Fund retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement effective February 1, 2014, the Fund retains 70% of securities lending income, and this amount retained can never be less than 65% of the total of securities lending income plus the collateral investment expenses.

In addition, commencing the business day following the date that the aggregate securities lending income earned across the Equity-Bond Complex in a calendar year exceeds the aggregate securities lending income earned across the Equity-Bond Complex in the calendar year 2013, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income as follows: 75% of securities lending income, and this amount retained can never be less than 65% of the total of securities lending income plus the collateral investment expenses.

Prior to February 1, 2014, the Fund retained 65% of securities lending income and paid a fee to BIM equal to 35% of such income. The share of securities lending income earned by the Fund is shown as securities lending — affiliated — net in the Statement of Operations. For the six months ended April 30, 2014, the Fund paid BIM $11,976 for securities lending agent services.

Certain officers and/or trustees of the Fund are officers and/or directors of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the Fund’s Chief Compliance Officer, which is included in officer and trustees in the Statement of Operations.

5. Purchases and Sales:

Purchases and sales of investments, excluding short-term securities for the six months ended April 30, 2014, were $34,886,930 and $78,787,247, respectively.

6. Income Tax Information:

As of April 30, 2014, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$514,307,917

Gross unrealized appreciation	$136,629,883
Gross unrealized depreciation	(9,435,359)

Net unrealized appreciation	$127,194,524

7. Bank Borrowings:

The Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $1.1 billion credit agreement with a group of lenders, under which the Fund may borrow to fund shareholder redemptions. The agreement expires in April 2015. Excluding commitments designated for a certain individual fund, other Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $650 million, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.06% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) the one-month LIBOR plus 0.80% per annum or (b) the Fed Funds rate plus 0.80% per annum on amounts borrowed. Participating Funds paid administration and arrangement fees which, along with commitment fees, were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. The Fund did not borrow under the credit agreement during the six months ended April 30, 2014.

8. Concentration, Market and Credit Risk:

In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Fund may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Fund may be exposed to counterparty credit risk, or the risk that an entity with which the Fund has unsettled or open transactions may fail to or be unable to perform on its commitments. The Fund manages counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.

The Fund invests a substantial amount of its assets in issuers located in a single country or a limited number of countries. When the Fund

BLACKROCK LONG-HORIZON EQUITY FUND	APRIL 30, 2014	23

Notes to Financial Statements (continued)

concentrates its investments in this manner, it assumes the risk that economic, political and social conditions in those countries may have a significant impact on their investment performance. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be less liquid, more volatile, and less subject to governmental supervision not typically associated with investing in U.S. securities. Please see the Schedule of Investments for concentrations in specific countries.

The Fund invests a significant portion of its assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Fund’s investments.

As of April 30, 2014, the Fund had the following industry classifications:

Industry	Percent of Long-Term Investments

Tobacco	14%
Media	12
Textiles, Apparel & Luxury Goods	11
Pharmaceuticals	11
Commercial Banks	8
Food Products	6
Specialty Retail	5
Other[1]	33

[1]	All other industries held were less than 5% of long-term investments.

10. Capital Share Transactions:

Transactions in capital shares for each class were as follows:

	Six Months Ended April 30, 2014		Year Ended October 31, 2013
	Shares	Amount	Shares	Amount
Institutional
Shares sold	446,840	$6,440,766	1,560,172	$20,846,004
Shares issued to shareholders in reinvestment of dividends and distributions	282,101	3,924,017	436,919	5,343,523
Shares redeemed	(887,467)	(12,735,064)	(4,133,260)	(54,445,517)

Net decrease	(158,526)	$(2,370,281)	(2,136,169)	$(28,255,990)

Investor A
Shares sold and automatic conversion of shares	413,811	$5,991,533	1,142,043	$15,178,971
Shares issued to shareholders in reinvestment of dividends and distributions	706,145	9,822,180	1,237,425	15,133,876
Shares redeemed	(1,899,385)	(27,564,039)	(6,296,368)	(82,677,937)

Net decrease	(779,429)	$(11,750,326)	(3,916,900)	$(52,365,090)

Investor B
Shares sold	2,404	$34,817	5,696	$76,054
Shares issued to shareholders in reinvestment of dividends and distributions	4,524	64,008	23,900	294,449
Shares redeemed and automatic conversion of shares	(195,427)	(2,852,016)	(315,909)	(4,271,536)

Net decrease	(188,499)	$(2,753,191)	(286,313)	$(3,901,033)

Investor C
Shares sold	157,168	$2,269,546	420,190	$5,563,241
Shares issued to shareholders in reinvestment of dividends and distributions	196,711	2,738,146	394,978	4,826,670
Shares redeemed	(883,698)	(12,759,296)	(2,284,178)	(29,747,998)

Net decrease	(529,819)	$(7,751,604)	(1,469,010)	$(19,358,087)

24	BLACKROCK LONG-HORIZON EQUITY FUND	APRIL 30, 2014

Notes to Financial Statements (concluded)

	Six Months Ended April 30, 2014		Year Ended October 31, 2013
	Shares	Amount	Shares	Amount
Class R
Shares sold	37,774	$548,309	120,852	$1,608,895
Shares issued to shareholders in reinvestment of dividends and distributions	8,830	123,174	24,668	301,442
Shares redeemed	(103,687)	(1,507,751)	(362,680)	(4,876,568)

Net decrease	(57,083)	$(836,268)	(217,160)	$(2,966,231)

Total Net Decrease	(1,713,356)	$(25,461,670)	(8,025,552)	$(106,846,431)

10. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

BLACKROCK LONG-HORIZON EQUITY FUND	APRIL 30, 2014	25

Officers and Trustees

Robert M. Hernandez, Chairman of the Board and Trustee

Fred G. Weiss, Vice Chairman of the Board and Trustee

Paul L. Audet, Trustee

James H. Bodurtha, Trustee

Bruce R. Bond, Trustee

Donald W. Burton, Trustee

Honorable Stuart E. Eizenstat, Trustee

Laurence D. Fink, Trustee

Kenneth A. Froot, Trustee

Henry Gabbay, Trustee

John F. O’Brien, Trustee

Roberta Cooper Ramo, Trustee

David H. Walsh, Trustee

John M. Perlowski, President and Chief Executive Officer

Brendan Kyne, Vice President

Neal Andrews, Chief Financial Officer

Jay Fife, Treasurer

Brian Kindelan, Chief Compliance Officer and Anti-Money Laundering Officer

Benjamin Archibald, Secretary

Investment Advisor

BlackRock Advisors, LLC

Wilmington, DE 19809

Sub-Advisor

BlackRock International Limited

Edinburgh, EH3 8BL

United Kingdom

Custodian

Brown Brothers Harriman & Co.

Boston, MA 02109

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Wilmington, DE 19809

Accounting Agent

State Street Bank and Trust Company

Boston, MA 02110

Distributor

BlackRock Investments, LLC

New York, NY 10022

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

Boston, MA 02116

Legal Counsel

Willkie Farr & Gallagher LLP

New York, NY 10019

Address of the Fund

100 Bellevue Parkway

Wilmington, DE 19809

Effective May 14, 2014, Brian Kindelan resigned as Chief Compliance Officer and Anti-Money Laundering Officer of the Fund and Charles Park became Chief Compliance Officer and Anti-Money Laundering Officer of the Fund. Mr. Park joined BlackRock in 2009 and is the current Chief Compliance Officer of BlackRock’s iShares exchange traded funds.

26	BLACKROCK LONG-HORIZON EQUITY FUND	APRIL 30, 2014

Additional Information

General Information

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Fund’s website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund’s electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1)	Access the BlackRock website at http://www.blackrock.com/edelivery

2)	Select “eDelivery” under the “More Information” section

3)	Log into your account

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at

http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Fund’s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Fund voted proxies relating to securities held in the Fund’s portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

BLACKROCK LONG-HORIZON EQUITY FUND	APRIL 30, 2014	27

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

28	BLACKROCK LONG-HORIZON EQUITY FUND	APRIL 30, 2014

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Funds

BlackRock ACWI ex-US Index Fund

BlackRock All-Cap Energy & Resources Portfolio

BlackRock Basic Value Fund

BlackRock Capital Appreciation Fund

BlackRock Commodity Strategies Fund

BlackRock Disciplined Small Cap Core Fund

BlackRock Emerging Markets Fund

BlackRock Emerging Markets Dividend Fund

BlackRock Emerging Markets Long/Short Equity Fund

BlackRock Energy & Resources Portfolio

BlackRock Equity Dividend Fund

BlackRock EuroFund

BlackRock Flexible Equity Fund

BlackRock Focus Growth Fund

BlackRock Global Dividend Portfolio

BlackRock Global Long/Short Equity Fund

BlackRock Global Opportunities Portfolio

BlackRock Global SmallCap Fund

BlackRock Health Sciences Opportunities Portfolio

BlackRock International Fund

BlackRock International Index Fund

BlackRock International Opportunities Portfolio

BlackRock Large Cap Core Fund

BlackRock Large Cap Core Plus Fund

BlackRock Large Cap Growth Fund

BlackRock Large Cap Value Fund

BlackRock Latin America Fund

BlackRock Long-Horizon Equity Fund

BlackRock Mid-Cap Growth Equity Portfolio

BlackRock Mid Cap Value Opportunities Fund

BlackRock Natural Resources Trust

BlackRock Pacific Fund

BlackRock Real Estate Securities Fund

BlackRock Russell 1000 Index Fund

BlackRock Science & Technology Opportunities Portfolio

BlackRock Small Cap Growth Equity Portfolio

BlackRock Small Cap Growth Fund II

BlackRock Small Cap Index Fund

BlackRock S&P 500 Stock Fund

BlackRock U.S. Opportunities Portfolio

BlackRock Value Opportunities Fund

Taxable Fixed Income Funds

BlackRock Bond Index Fund

BlackRock Core Bond Portfolio

BlackRock CoreAlpha Bond Fund

BlackRock CoRI Funds

2015

2017

2019

2021

2023

BlackRock Emerging Markets Flexible Dynamic Bond Portfolio

BlackRock Floating Rate Income Portfolio

BlackRock Global Long/Short Credit Fund

BlackRock GNMA Portfolio

BlackRock High Yield Bond Portfolio

BlackRock Inflation Protected Bond Portfolio

BlackRock Investment Grade Bond Portfolio

BlackRock Low Duration Bond Portfolio

BlackRock Secured Credit Portfolio

BlackRock Short Obligations Fund

BlackRock Short-Term Treasury Fund

BlackRock Strategic Income Opportunities Portfolio

BlackRock Total Return Fund

BlackRock U.S. Government Bond Portfolio

BlackRock U.S. Mortgage Portfolio

BlackRock Ultra-Short Obligations Fund

BlackRock World Income Fund

Municipal Fixed Income Funds

BlackRock California Municipal Bond Fund

BlackRock High Yield Municipal Fund

BlackRock National Municipal Fund

BlackRock New Jersey Municipal Bond Fund

BlackRock New York Municipal Bond Fund

BlackRock Pennsylvania Municipal Bond Fund

BlackRock Short-Term Municipal Fund

BlackRock Strategic Municipal Opportunities Fund

Mixed Asset Funds

BlackRock Balanced Capital Fund	LifePath® Active Portfolios		LifePath® Index Portfolios
BlackRock Emerging Market Allocation Portfolio	2015	2040	Retirement	2040
BlackRock Global Allocation Fund	2020	2045	2020	2045
BlackRock Managed Volatility Portfolio	2025	2050	2025	2050
BlackRock Multi-Asset Income Portfolio	2030	2055	2030	2055
BlackRock Multi-Asset Real Return Fund	2035		2035
BlackRock Strategic Risk Allocation Fund

BlackRock Prepared Portfolios	LifePath® Portfolios
Conservative Prepared Portfolio	Retirement	2040
Moderate Prepared Portfolio	2020	2045
Growth Prepared Portfolio	2025	2050
Aggressive Growth Prepared Portfolio	2030	2055
	2035

BlackRock mutual funds are currently distributed by BlackRock Investments, LLC. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund’s prospectus contains this and other information and is available at www.blackrock.com or by calling (800) 441-7762 or from your financial advisor. The prospectus should be read carefully before investing.

BLACKROCK LONG-HORIZON EQUITY FUND	APRIL 30, 2014	29

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change. Please see the Fund’s prospectus for a description of risks associated with global investments.

LHE-4/14-SAR

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) – The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits attached hereto

(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

(a)(2) – Certifications – Attached hereto

(a)(3) – Not Applicable

(b) – Certifications – Attached hereto

2

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Long-Horizon Equity Fund

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Long-Horizon Equity Fund

Date: July 1, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Long-Horizon Equity Fund

Date: July 1, 2014

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Long-Horizon Equity Fund

Date: July 1, 2014

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